Summary of Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Office equipment	3 years
Leasehold improvement	Shorter of lease terms and estimated useful lives

Schedule of Estimated Useful Lives Intangible Assets, Net	Estimated useful lives are as follows:
Category	Estimated useful lives
Licensed digital assets	3-5 years

Schedule of Balance of Assets Measured at Fair Value on a Recurring Basis	The following table presents the balance of assets measured at fair value on a recurring basis:
	Level 1	Level 2	Level 3
As of September 30, 2023
Short-term investments	$—	$780,000	$—
Warrant liability	—	—	1,028,821
Total	$—	$780,000	$1,028,821
	Level 1	Level 2	Level 3
As of September 30, 2023
Short-term investments	$—	$780,000	$—
Total	$—	$780,000	$—

Schedule of Disaggregated Revenue	The following table summarized disaggregated revenue for the six months ended March 31, 2024 and 2023:
	For the Six Months Ended March 31,
	2024	2023
	(Unaudited)	(Unaudited)
Category of Revenue
Virtual technology service	$8,968,867	$7,923,124
Digital marketing	—	—
Digital asset development and others	10,950,092	4,900,462
	$19,918,959	$12,823,586
Timing of Revenue Recognition
Services transferred at a point in time	$19,918,959	$12,823,586
Services transferred over time	—	—
	$19,918,959	$12,823,586

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:
	March 31, 2024	September 30, 2023
Period-end spot rate	7.2203	7.2960
	For the Six Months Ended March 31,
	2024	2023
Average rate	7.2064	7.0533